Parent Only Financial Information - Schedule of Condensed Statements of Income/(Loss) (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Statements of Results of Operations [Line Items]
General and administrative expenses	¥ (37,892)	¥ (5,121)
Total operating expenses	(37,892)	(5,121)
Loss from operations	(37,892)	(5,121)
Equity income/(loss) of subsidiaries and the VIE and VIE’s subsidiaries	(4,265)	17,449
Other income:
Interest income, net	59	845
Gain on short-term investments	2,916
Income/(loss) before income tax	(39,182)	13,173
Income tax expense
Net income/(loss)	(39,182)	13,173
Accretion of Redeemable Convertible Preferred Shares
Deemed dividend to preferred shareholder
Net income/(loss) attributable to ordinary shareholders	¥ (39,182)	¥ 13,173